Commitments and Contigencies	3 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024
Commitments and Contigencies [Abstract]
COMMITMENTS AND CONTIGENCIES
10.	COMMITMENTS AND CONTIGENCIES

Employment Agreements

The Company entered into three-year employment agreements with Gareth Sheridan, our CEO, and Serguei Melnik, our President, effective February 1, 2022. The agreement also provides that the executives will continue as directors and officers of the Company for the respective terms thereof. The agreement provides for an initial term, commencing on the effective date of the agreement and ending on January 31, 2025, and continuing on a year-to-year basis thereafter unless terminated by either party on not less than 30 days’ notice given prior to the expiration of the initial term or any one-year extension. For their services to the Company during the term of the agreement, Mr. Sheridan and Mr. Melnik will receive an annual salary of $250,000 per annum, commencing on the effective date of the agreement. Mr. Sheridan and Mr. Melnik will also receive a performance bonus of 3.5% of net income before income taxes. As of July 31, 2022, the Company and Mr. Sheridan and Mr. Melnik mutually agreed to reduce their annual salary to $150,000.

The Company entered into a three-year employment agreement with Gerald Goodman, our CFO, effective February 1, 2022. The agreement provides for an initial term, commencing on the effective date of the agreement and ending on January 31, 2025, and continuing on a year-to-year basis thereafter unless terminated by either party on not less than 30 days’ notice given prior to the expiration of the initial term or any one-year extension. For his services to the Company during the term of the agreement, Mr. Goodman will receive an annual salary of $210,000 per annum, commencing on the effective date of the agreement. As of July 31, 2022, the Company and Mr. Goodman mutually agreed to reduce his annual salary to $110,000.

Kindeva Drug Delivery Agreement

On January 4, 2022, the Company signed a feasibility agreement with Kindeva Drug Delivery, L.P. (“Kindeva”) to develop Nutriband’s lead product, AVERSA Fentanyl, based on its proprietary AVERSA abuse deterrent transdermal technology and Kindeva’s FDA-approved transdermal fentanyl patch (fentanyl transdermal system). The feasibility agreement provides for adapting Kindeva’s commercial transdermal manufacturing process to incorporate AVERSA technology in the fentanyl transdermal system.

The agreement will remain in force until the earlier of: (1) the completion of the work and deliverables under the Workplan; or (2) two (2) years after the Effective Date, after which time the agreement will expire. The feasibility Workplan was completed in February 2024.

The estimated cost to complete the feasibility Workplan was approximately $2.5 million. Nutriband made an advance deposit of $250,000 in January 2022, to be applied against the final invoices. As of April 30, 2024, Nutriband has incurred expenses of $2,950,998 and the deposit of $250,000 has been applied to the final invoices.

On January 15, 2024, the Nutriband signed a commercial development and clinical supply agreement for their lead product with Kindeva. Kindeva will perform commercial manufacturing process development and manufacturing clinical supplies for the human abuse liability clinical study required by the FDA in support of a New Drug Application. The new agreement replaces the previous feasibility agreement between the two companies which was focused on adapting Kindeva’s commercial transdermal manufacturing process to incorporate AVERSA abuse deterrent transdermal technology. The estimated cost to complete is approximately $8.1 million and the expected timing of FDA submission is twelve to eighteen months.

Lease Agreement

On February 1, 2022, Pocono Pharmaceuticals entered into a lease agreement with Geometric Group, LLC for 12,000 square feet of warehouse space currently occupied by Active Intelligence. The monthly rental is $3,000 and the lease expires on January 31, 2025. The lease can be extended for an additional three years at the same monthly rental. The Company recorded a Right of Use asset in the amount of $94,134 in connection with the valuation.

Sorrento Therapeutics, Inc. Agreement

On July 25, 2023, 4P Therapeutics assigned its claim under the bankruptcy proceedings from Sorrento Therapeutics Inc. and received proceeds of $106,528. The amount due under the claim was $118,675 and 4P Therapeutics recorded a reserve for bad debts of $118,675 during the year ended January 31, 2024. Under the agreement with the buyer of the claim, 4P Therapeutics will make proportional restitution and/or repayment of the purchase amount to the extent the claim is disallowed, reduced or not paid at the same time or distribution rate as other general unsecured claims against the Debtor are paid. The Company has recorded the amount of the proceeds as a secured loan payable to the factor as of April 30, 2024.

Legal Proceedings

The Company is currently a defendant in a lawsuit initiated by Joseph Gunnar, LLC (“Gunnar”) and Lucosky Brookman LLP (“LB”) in the Supreme Court of the State of New York, New York County, under Index No.654633/2023. The lawsuit alleges multiple allegations such as breach of contract, fraudulent activities, and tortious interference and seeks damages following the Company’s termination of an engagement letter for assistance with a public stock offering. Gunnar is seeking over $500,000 in damages plus punitive damages, while LB is demanding reimbursement of legal fees.

In response, the Company denies all allegations, alleging that the engagement letter was unenforceable, and its termination was legally justified. The Company has also initiated counterclaims against Joseph Gunnar & Co., accusing them of intentional interference and breach of fiduciary duty, and is seeking $1,000,000 for each claim along with a declaratory judgment affirming the legality and justification of the termination. The plaintiffs have denied these counterclaims.

Currently, there are no pending hearings or motions as both parties are engaged in discovery and are attempting to resolve the matter amicably.

11.	COMMITMENTS AND CONTIGENCIES

Employment Agreements

The Company entered into three-year employment agreements with Gareth Sheridan, our CEO, and Serguei Melnik, our President, effective February 1, 2022. The agreement also provides that the executives will continue as directors and officers of the Company for the respective terms thereof. The agreement provides for an initial term, commencing on the effective date of the agreement and ending on January 31, 2025, and continuing on a year-to-year basis thereafter unless terminated by either party on not less than 30 days’ notice given prior to the expiration of the initial term or any one-year extension. For their services to the Company during the term of the agreement, Mr. Sheridan and Mr. Melnik will receive an annual salary of $250,000 per annum, commencing on the effective date of the agreement. Mr. Sheridan and Mr. Melnik will also receive a performance bonus of 3.5% of net income before income taxes. As of July 31, 2022, the Company and Mr. Sheridan and Mr. Melnik mutually agreed to reduce their annual salary to $150,000.

The Company entered into a three-year employment agreement with Gerald Goodman, our CFO, effective February 1, 2022. The agreement provides for an initial term, commencing on the effective date of the agreement and ending on January 31, 2025, and continuing on a year-to-year basis thereafter unless terminated by either party on not less than 30 days’ notice given prior to the expiration of the initial term or any one-year extension. For his services to the Company during the term of the agreement, Mr. Goodman will receive an annual salary of $210,000 per annum, commencing on the effective date of the agreement. As of July 31, 2022, the Company and Mr. Goodman mutually agreed to reduce his annual salary to $110,000.

Kindeva Drug Delivery Agreement

On January 4, 2022, the Company signed a feasibility agreement with Kindeva Drug Delivery, L.P. (“Kindeva”) to develop Nutriband’s lead product, AVERSA Fentanyl, based on its proprietary AVERSA abuse deterrent transdermal technology and Kindeva’s FDA-approved transdermal fentanyl patch (fentanyl transdermal system). The feasibility agreement provides for adapting Kindeva’s commercial transdermal manufacturing process to incorporate AVERSA technology in the fentanyl transdermal system.

The agreement will remain in force until the earlier of: (1) the completion of the work and deliverables under the Workplan; or (2) two (2) years after the Effective Date, after which time the agreement will expire. The feasibility Workplan was completed in February 2024.

The estimated cost to complete the feasibility Workplan was approximately $2.5 million. Nutriband made an advance deposit of $250,000 in January 2022, to be applied against the final invoices. As of January 31, 2024, Nutriband has incurred expenses of $2,369,508 and the net deposit of $138,250 after application to final invoices is included in prepaid expenses.

In January 2024, Nutriband signed a commercial development and clinical supply agreement with Kindeva Drug Delivery for development of AVERSA Fentanyl using Kindeva’s FDA-approved fentanyl patch. Kindeva will perform commercial manufacturing process development and clinical supplies manufacturing for the human abuse potential clinical study required by the FDA in support of a New Drug Application. The agreement replaces the previous feasibility agreement between the two companies which was focused on adapting Kindeva’s commercial transdermal manufacturing process to incorporate AVERSA abuse deterrent transdermal technology. The estimated cost to complete the commercial process development and clinical supplies manufacturing is approximately $8.1 million and the expected timing of FDA submission is twelve to eighteen months.

Lease Agreement

On February 1, 2022, Pocono Pharmaceuticals entered into a lease agreement with Geometric Group, LLC for 12,000 square feet of warehouse space currently occupied by Active Intelligence. The monthly rental is $3,000 and the lease expires on January 31, 2025. The lease can be extended for an additional three years at the same monthly rental. The Company recorded a Right of Use asset in the amount of $94,134 in connection with the valuation.

MDM Worldwide Agreement

In September 2022, the Company entered into a public relations agreement with MDM Worldwide. In connection with the agreement, the Company agreed to issue 20,000 options to MDM Worldwide. In October 2023, the contract was mutually terminated, and no options were issued. For the year ended January 31, 2024, the Company paid MDM Worldwide $190,000.

Money Channel Agreement

On March 13, 2023, the Company entered into a media advertising agreement with Money Channel Inc. The Company will pay a monthly fee and after ninety days can cancel the agreement. The Company, after 90 days, will also issue options to purchase 50,000 shares of common stock to Money Channel Inc. at an exercise price of $4.00 per share. In June 2023, the parties agreed to terminate the agreement by mutual consent. No options were issued. For the year ended January 31, 2024, the Company paid the Money Channel $100,000.

Sorrento Therapeutics, Inc. Agreement

4P Therapeutics had unpaid account receivables related to a contract clinical research services agreement in place with Sorrento Therapeutics. On February 13, 2023, Sorrento declared Chapter 11 bankruptcy. On July 25, 2023, 4P Therapeutics assigned its claim under the bankruptcy proceedings from Sorrento Therapeutics Inc. and received proceeds of $106,528. The amount due under the claim was $118,675 and 4P Therapeutics recorded a reserve for bad debts of $118,675 during the year ended January 31, 2024. Under the agreement with the buyer of the claim, 4P Therapeutics will make proportional restitution and/or repayment of the purchase amount to the extent the claim is disallowed, reduced or not paid at the same time or distribution rate as other general unsecured claims against the Debtor are paid. The Company has recorded the amount of the proceeds as a secured loan payable to the factor as of January 31, 2024.

Upstream Termination

On May 24, 2023, the Company sent notice of the termination of the Securities Facility Services Agreement, dated January 3, 2023, by and between MERJ DEP Ltd. And the Company (“Agreement”), which provided for the dual listing of the Company’s common stock on the MERJ Upstream exchange (“Upstream”), which is operated as a fully registered and licensed integrated securities exchange, clearing system and depository for digital and non-digital securities under the Seychelles security laws. The termination was effective May 31, 2023.

Legal Proceedings

The Company is currently a defendant in a lawsuit initiated by Joseph Gunnar, LLC (“Gunnar”) and Lucosky Brookman LLP (“LB”) in the Supreme Court of the State of New York, New York County, under Index No.654633/2023. The lawsuit alleges multiple allegations such as breach of contract, fraudulent activities, and tortious interference and seeks damages following the Company’s termination of an engagement letter for assistance with a public stock offering. Gunnar is seeking over $500,000 in damages plus punitive damages, while LB is demanding reimbursement of legal fees.

In response, the Company denies all allegations, alleging that the engagement letter was unenforceable, and its termination was legally justified. The Company has also initiated counterclaims against Joseph Gunnar & Co., accusing them of intentional interference and breach of fiduciary duty, and is seeking $1,000,000 for each claim along with a declaratory judgment affirming the legality and justification of the termination. The plaintiffs have denied these counterclaims.

Currently, there are no pending hearings or motions as both parties are engaged in discovery and are attempting to resolve the matter amicably.